Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Totals for CEO(1) ($)		Compensation Actually Paid to CEO(2) ($)		Average Summary Comp. Table Total for Non-CEO Named Executive Officers(3) ($)	Average Comp. Actually Paid to Non-CEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7) ($)	AFFO/Share (non-GAAP)(8) ($)	Supplemental Financial Performance Measure: Revenue (millions)(9) ($)

	Prior CEO	CEO	Prior CEO	CEO			Total Stock-holder Return(5) ($)	Peer Group Total Stock-holder Return(6) ($)

2025	—	22,654,885	—	11,908,291	8,001,389	4,439,818	118.10	123.88	1,348	38.33	9,217
2024	23,348,779	36,601,248	12,859,730	46,018,047	8,255,046	8,357,428	142.07	121.85	814	35.02	8,748
2023	23,927,452	—	33,348,387	—	8,625,580	7,543,407	118.93	116.79	969	32.11	8,188
2022	22,282,928	—	12,613,714	—	8,315,931	5,927,330	94.85	104.76	705	29.55	7,263
2021	23,248,193	—	33,570,911	—	6,991,224	10,013,447	120.27	139.88	500	27.11	6,636

Company Selected Measure Name			AFFO/Share
Named Executive Officers, Footnote			The dollar amounts reported in these columns are the amounts of total compensation reported for Ms. Fox-Martin, who joined the company in June 2024 as our CEO and President, and Mr. Meyers who served as our CEO and President for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) through June 2024, before transitioning to Executive Chairman. For additional information, please refer to the section of this proxy statement titled “Executive compensation tables and related information — Summary Compensation Table.”The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our named executive officers as a group (excluding Ms. Fox-Martin and Mr. Meyers) (the “Non-CEO Named Executive Officers”) for each corresponding year in the “Total” column of the SCT in each applicable year. The names of each of the Non-CEO Named Executive Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Taylor, Mr. Abdel, Mr. Lin and Mr. Paladin, (ii) for 2024, Mr. Taylor, Mr. Abdel, Mr. Campbell, Mr. Lin, Ms. Morandi and Ms. Williamson, (iii) for 2023, Mr. Taylor, Mr. Campbell, Mr. Crenshaw, Ms. Morandi and Mr. Strohmeyer, (iv) for 2022, Mr. Taylor, Mr. Crenshaw, Ms. Morandi, and Mr. Strohmeyer, and (v) for 2021, Mr. Taylor, Ms. Baack, Mr. Campbell, Ms. Morandi and Mr. Strohmeyer.
Peer Group Issuers, Footnote			Peer Group Total Stockholder Return represents the weighted peer group total stockholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: FTSE NAREIT All REITs Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Ms. Fox-Martin and Mr. Meyers, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Fox-Martin’s total compensation as reported in the SCT for 2025 to determine the compensation actually paid to Ms. Fox-Martin:

Year	SCT Total for CEO ($)	(Minus) Value of Equity Awards Reported in SCT(a) ($)	Plus Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO(c) ($)

Adaire Fox-Martin
2025	22,654,885	(21,416,951)	10,670,357	11,908,291
(a)The amounts shown in this column reflect the total grant date fair value of equity awards granted to Ms. Fox-Martin for 2025 in the “Stock Awards” column of the SCT.
(b)The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) for any awards granted that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of those awards; (iii) for any awards that were granted and became vested in the same applicable year, the fair value of those awards as of the vesting date; (iv) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year); (v) for any awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year by being below target shares granted, a deduction for the amount equal to the fair value of those awards as of the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

Adaire Fox-Martin
2025	17,878,856	(6,649,750)	—	(1,778,850)	—	1,220,101	10,670,357
(c)The amount shown is calculated as (i) the amount shown in the “SCT Total for CEO” column, less (ii) the amount shown in the “Value of Equity Awards Reported in SCT” column, plus or minus (iii) the amount shown in the “Equity Awards Adjustments” column.

Non-PEO NEO Average Total Compensation Amount			$ 8,001,389	$ 8,255,046	$ 8,625,580	$ 8,315,931	$ 6,991,224
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,439,818	8,357,428	7,543,407	5,927,330	10,013,447
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-CEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-CEO Named Executive Officers as a group based on the SCT to determine the compensation actually paid, using the same methodology described above in footnote 2 but as applied to the Non-CEO Named Executive Officers as a group:

Year	Average SCT Total for Non-CEO Named Executive Officers ($)	(Minus) Average Value of Equity Awards Reported in SCT ($)	Plus Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)

2025	8,001,389	(7,338,075)	3,776,504	4,439,818
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2025	6,231,862	(1,536,076)	162,139	(281,412)	(1,219,077)	419,068	3,776,504

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID VERSUS TSR
The chart below shows the Chief Executive Officer and other named executive officers’ compensation actually paid amounts as compared to our five-year cumulative TSR.

Compensation Actually Paid vs. Net Income
COMPENSATION ACTUALLY PAID VERSUS NET INCOME
The chart below shows the relationship between the Chief Executive Officer and other named executive officers’ compensation actually paid and our net income.

Compensation Actually Paid vs. Company Selected Measure
COMPENSATION ACTUALLY PAID VERSUS COMPANY-SELECTED MEASURE (“CSM”)
The chart below compares the Chief Executive Officer and other named executive officers’ compensation actually paid to AFFO/Share (non-GAAP), which is our CSM.

Total Shareholder Return Vs Peer Group			TSR: EQUINIX VERSUS FTSE NAREIT ALL REITS INDEX The chart below compares our five-year cumulative TSR to the TSR for companies included in our peer group index.
Tabular List, Table			AFFO/Share •Revenue •Total Stockholder Return
Total Shareholder Return Amount			$ 118.10	142.07	118.93	94.85	120.27
Peer Group Total Shareholder Return Amount			123.88	121.85	116.79	104.76	139.88
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 1,348,000,000	$ 814,000,000	$ 969,000,000	$ 705,000,000	$ 500,000,000
Company Selected Measure Amount			38,330,000	35,020,000.00	32,110,000	29,550,000	27,110,000
Additional 402(v) Disclosure			Total Stockholder Return is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			AFFO/Share
Non-GAAP Measure Description			For a full reconciliation of GAAP to non-GAAP financial measures, please refer to Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
SUPPLEMENTAL: COMPENSATION ACTUALLY PAID VERSUS REVENUE
The chart below compares the Chief Executive Officer and other named executive officers’ compensation actually paid to our supplemental financial measure, revenue.

Other Performance Measure, Amount			9,217,000,000	8,748,000,000	8,188,000,000	7,263,000,000	6,636,000,000
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Total Stockholder Return
Adaire Fox-Martin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,654,885	$ 36,601,248
PEO Actually Paid Compensation Amount			$ 11,908,291	46,018,047
PEO Name	Ms. Fox-Martin		Ms. Fox-Martin
Charles Meyers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				23,348,779	$ 23,927,452	$ 22,282,928	$ 23,248,193
PEO Actually Paid Compensation Amount				$ 12,859,730	$ 33,348,387	$ 12,613,714	$ 33,570,911
PEO Name		Mr. Meyers			Mr. Meyers	Mr. Meyers	Mr. Meyers	Mr. Meyers
PEO | Adaire Fox-Martin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (21,416,951)
PEO | Adaire Fox-Martin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,670,357
PEO | Adaire Fox-Martin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,878,856
PEO | Adaire Fox-Martin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,649,750)
PEO | Adaire Fox-Martin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Adaire Fox-Martin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,778,850)
PEO | Adaire Fox-Martin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Adaire Fox-Martin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,220,101
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,338,075)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,776,504
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,231,862
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,536,076)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			162,139
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(281,412)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,219,077)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 419,068